Investments - Summary of Recognized Gains (Losses) From Current Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investment [Line Items]
Investment income earned	$ 2,592	$ 900
Realized (losses) gains	(311)
Unrealized (losses) gains	(339)
Re-measurement of financial assets at FVTPL	(1,897)
Total	45
Bonds
Disclosure Of Investment [Line Items]
Investment income earned	2,592
Realized (losses) gains	(311)
Unrealized (losses) gains	(339)
Total	1,942
Equity in Private Companies
Disclosure Of Investment [Line Items]
Re-measurement of financial assets at FVTPL	(1,897)
Total	$ (1,897)